Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 368,921	¥ 466,722
Increase in borrowings	810,092	989,492
Repayments of borrowings	(836,434)	(1,017,662)
Total changes from financing cash flows	(26,342)	(28,170)
Exchange adjustments	(2,129)	(6,282)
Pipeline restructuring (Note 41)		(56,849)
Reclassified as liabilities held for sale (Note 26)		(6,500)
Ending balance	¥ 340,450	¥ 368,921